Commitments	3 Months Ended
Mar. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments

11. Commitments:

The Company leases office facilities in Vancouver, British Columbia, Canada, British West Indies and Netanya, Israel. These office facilities are leased under operating lease agreements.

During the year ended December 31, 2020, the Company signed a five-year lease for a facility in Vancouver, Canada, commencing April 1, 2020 and ending March 2024. The Company accounts for the lease in accordance with ASU 2016-02 (Topic 842) and recognizes a right-of-use asset and operating lease liability. The lease on the Vancouver office expired on March 31, 2024 and was not renewed. Our Canadian staff will continue to work on a virtual basis.

The Netanya, Israel operating lease expired on July 14, 2017, but unless 3 months’ notice is given it automatically renews for a future 12 months until notice is given. During the year ended December 31, 2023, the lease was extended for a further 12 months. The renewal of this lease is uncertain, hence the Company has accounted for this lease as a short-term lease.

Minimum lease payments under these leases are approximately as follows:

2024	$35,506

The Company paid rent expense totaling $30,993 for the quarter ended March 31, 2024 (March 31, 2023 - $31,223).

The Company has the following management consulting agreements with related parties.

Company	Person	Role	Annual amount
T.M. Williams (ROW), Inc.	T. M. Williams	Chairman	$160,000
Bromley Accounting Services Ltd.	H. W. Bromley	CFO	CAD$215,000
Farcast Operations Inc.	T. H. Williams	VP Product	CAD$240,000

As at March 31, 2024, the Company had a number of renewable license commitments with large brands, including, Mr. Men and Little Miss and Mr. Bean. These agreements have commitments to pay royalties on the revenue from the licenses subject to the minimum guarantee payments. As at As at March 31, 2024, there were no further minimum guarantee payments commitments.

The Company expensed the minimum guarantee payments over the life of the agreement and recognized license expense of $4,123 (March 31, 2023 - $4,239) for the quarter ended March 31, 2024.